Derivative Financial Instruments (Gains and Losses for Derivatives Designated as Cash Flow Hedges) (Detail) - Designated as Hedging Instrument [Member] - Cash Flow Hedging [Member] - JPY (¥)
¥ in Billions
		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)		¥ 46	¥ 13
Gains reclassified from Accumulated OCI into income (Effective portion)		10	9
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)		46	13
Gains reclassified from Accumulated OCI into income (Effective portion)	[1]	¥ 10	¥ 9

[1]	Included in Interest income.